N-4	Feb. 23, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource Variable Account 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Feb. 23, 2024
Amendment Flag	false
RVS RAVA 5 Access
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your variable annuity product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. The Board of Trustees of Neuberger Berman AMT Funds (the “Trust”) approved the liquidation of each of International Equity Portfolio and U.S. Equity Index PutWrite Strategy Portfolio (the “Funds”), each a series of the Trust. Accordingly, the Funds will cease their investment operations, liquidate their assets and make liquidating distributions, if applicable, to shareholders of record. The date of liquidation for the Funds is currently anticipated to occur on or about April 26, 2024 (the “Liquidation Date”). Shareholders of the Funds may redeem their investment in the Funds at any time prior to the Liquidation Date. On the Liquidation Date, the Funds’ shareholders will receive a liquidating distribution in an amount equal to the net asset value of the Funds shares. Shareholders of the Funds may redeem their investment in the Funds at any time prior to the Liquidation Date.If you have Contract Value allocated to the Funds, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract. For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge. For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year. After the Liquidation Date, the liquidating Fund is no longer available as an investment option under the Contracts listed above.